Average Annual Total Returns - IF - Income Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)	R6 Shares 1 Year	R6 Shares 10 Years (or Life of Class)	R6 Shares Since Inception		Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 1 Year	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper A Rated Bond Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	8.18%	5.79%	4.71%	6.45%	4.23%	3.17%	5.07%	3.80%	2.99%	8.23%	5.85%	4.80%	5.40%	5.06%	4.20%	8.32%		6.03%	[1]	7.51%	4.44%	3.84%	11.28%	6.73%	5.35%

[1]	Inception date of R6 Shares is December 1, 2016.